Option Awards - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Installment	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of performance based award	$ 7.4
Options granted period	4 years
Option vesting rate	25.00%
Share based compensation non cash expenses	1.3	1.1	0.3
Compensation outstanding non vested	1.7
Dividend equivalent rights of stock option plan	2.3	2.2	0.6
Dividend rights installments	4
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of performance based award	7.4
Options granted period	4 years
Option vesting rate	25.00%
Share based compensation non cash expenses	1.3	1.1	0.3
Compensation outstanding non vested	1.7
Dividend equivalent rights of stock option plan	$ 2.3	$ 2.2	$ 0.6
Dividend rights installments	4